PROPERTY AND EQUIPMENT, NET	9 Months Ended
Jun. 30, 2026
Goodvision Inc [Member]
Property, Plant, and Equipment [Line Items]
PROPERTY AND EQUIPMENT, NET

Note 7. Property and Equipment, Net

	June 30, 2026	September 30, 2025
Computer and office equipment	9,147	—
Furniture and fixtures	6,645	—
Total property and equipment, at cost	15,792	—
Less: accumulated depreciation	(1,787)	—
Property and equipment, net	$14,005	$—

Property and equipment are depreciated on a straight-line basis over their estimated useful lives. Computer and office equipment and furniture and fixtures are assigned an estimated useful life of five years. Depreciation expense for the three and nine months ended June 30, 2026 was approximately $787 and $1,787, respectively. There was no depreciation expense for the three and nine months ended June 30, 2025.